Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
SECURITIES
SECURITIES
The amortized cost and fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$7,447	$14	$(66)	$7,395
State and municipal	54,298	2,638	(89)	56,847
Mortgage-backed securities – residential	27,391	185	(88)	27,488
Government agency sponsored collateralized mortgage obligations	63,140	290	(900)	62,530
Corporate debt securities	1,000	—	(37)	963
Total	$153,276	$3,127	$(1,180)	$155,223

	December 31, 2013
	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$6,249	$43	$(142)	$6,150
State and municipal	54,892	1,505	(674)	55,723
Mortgage-backed securities – residential	28,197	107	(366)	27,938
Government agency sponsored collateralized mortgage obligations	74,417	274	(2,380)	72,311
Corporate debt securities	2,121	29	—	2,150
Total	$165,876	$1,958	$(3,562)	$164,272

At December 31, 2014 and 2013, all of our mortgage-backed securities were issued by U.S. government-sponsored enterprises, and all of our collateralized mortgage obligations were issued by either U.S. government-sponsored enterprises or the U.S. Small Business Administration.
Securities with unrealized losses at December 31, 2014 and 2013, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are presented in the following tables:

	December 31, 2014
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$2,792	$(8)	$2,942	$(58)	$5,734	$(66)
State and municipal	3,571	(11)	5,506	(78)	9,077	(89)
Mortgage-backed securities – residential	13,261	(40)	3,073	(48)	16,334	(88)
Government agency sponsored collateralized mortgage obligations	5,845	(34)	33,504	(866)	39,349	(900)
Corporate debt securities	963	(37)	—	—	963	(37)
Total temporarily impaired	$26,432	$(130)	$45,025	$(1,050)	$71,457	$(1,180)

	December 31, 2013
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$2,858	$(142)	$—	$—	$2,858	$(142)
State and municipal	17,352	(558)	1,524	(116)	18,876	(674)
Mortgage-backed securities – residential	22,432	(366)	—	—	22,432	(366)
Government agency sponsored collateralized mortgage obligations	46,555	(2,023)	6,708	(357)	53,263	(2,380)
Total temporarily impaired	$89,197	$(3,089)	$8,232	$(473)	$97,429	$(3,562)

At December 31, 2014, the Company held 86 investments in debt securities totaling $71.5 million, or 46.0% of its total debt securities, in an unrealized loss position, of which 32 were in an unrealized loss position for less than twelve months and 54 were in an unrealized loss position for more than twelve months. At December 31, 2013, the Company held 122 investments in debt securities totaling $97.4 million, or 59.3% of its total debt securities, in an unrealized loss position, of which 110 were in an unrealized loss position for less than twelve months and 12 were in an unrealized loss position for more than twelve months.
Management periodically evaluates each investment security for potential other than temporary impairment, relying primarily on industry analyst reports and observation of market conditions and interest rate fluctuations. The unrealized losses on the Company’s investments in U.S. federal agency obligations, mortgage-backed securities, and agency collateralized mortgage obligations were a result of changes in interest rates and not a result of a decline in credit quality. Management believes it will be able to collect all amounts due according to the contractual terms of the underlying investment securities and that the noted declines in fair value are considered temporary. The unrealized losses on the Company’s investment in state and municipal securities were also caused by changes in interest rates. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments. The Company does not intend to sell the securities and is not more likely than not to be required to sell them before their anticipated recovery.
The proceeds from sales of securities available-for-sale were as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Proceeds	$26,133	$32,942
Gross gains	203	908
Gross losses	(98)	(190)

The amortized cost and fair value of the investment securities portfolio are shown by contractual maturity. Securities not due at a single maturity date, primarily mortgage-backed securities and government agency sponsored collateralized mortgage obligations, are shown separately.

	December 31, 2014
	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$229	$235
Due from one to five years	10,210	10,376
Due from five to ten years	39,438	40,646
Due after ten years	12,868	13,948
Subtotal	62,745	65,205
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations	90,531	90,018
Total	$153,276	$155,223

Securities pledged at December 31, 2014 and 2013 had a carrying amount of approximately $40.2 million and $57.7 million, respectively, and were pledged to FHLB advances, short-term borrowings through the Federal Reserve Bank discount window, and cash flow hedges.
At December 31, 2014 and 2013, there were no holdings of securities of any one issuer, other than the U.S. government and its agencies, in an amount greater than 10% of shareholders’ equity.